Derivative instruments and hedging activities - Concentration of Exposures to Credit Risk in OTC Derivatives (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014
Derivative [Line Items]
Gross fair value of derivative assets, Financial institutions	¥ 32,150	¥ 26,069
OTC derivatives with financial institutions [Member]
Derivative [Line Items]
Gross fair value of derivative assets, Financial institutions	25,615	20,355
Impact of master netting agreements, Financial institutions	(23,476)	(18,481)
Impact of collateral, Financial institutions	(1,246)	(936)
Net exposure to credit risk, Financial institutions	¥ 893	¥ 938